Merger Agreement with MedTech Acquisition Corporation	12 Months Ended
Dec. 31, 2022
Merger Agreement with MedTech Acquisition Corporation
Merger Agreement with MedTech Acquisition Corporation

(17)Merger Agreement with MedTech Acquisition Corporation

On November 11, 2022, we entered into a Business Combination Agreement with MedTech Acquisition Corporation, a Delaware corporation (“MTAC”), and MTAC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of MTAC (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub will merge with and into TriSalus (the “Business Combination”), with TriSalus surviving as a wholly owned subsidiary of MTAC (the “Surviving Corporation”). Following completion of the combination, MTAC will be renamed “TriSalus Life Sciences, Inc.” The aggregate consideration payable to our stockholders is $220,000, payable solely in shares of MTAC common stock.

Immediately prior to the effective time of the Business Combination, each outstanding warrant to purchase Series B-3 preferred stock must be exercised pursuant to the net-exercise provisions of the warrants, and then each issued and outstanding share of TriSalus’ Series A-1, Series A-2, Series A-3, Series A-4, Series A-5, Series A-6, Series B, Series B-1, Series B-2, and Series B-3 preferred stock, par value $0.001 (collectively, the “TriSalus Preferred Stock”) will be converted into shares of TriSalus Common Stock at the then-applicable conversion rates. In addition, each remaining outstanding warrant to purchase shares of TriSalus Common Stock or TriSalus Preferred Stock (each, a “TriSalus Warrant”) that is in-the-money and would be exercised or otherwise exchanged in full in accordance with its terms by virtue of the occurrence of the Business Combination, will automatically be exercised for shares of TriSalus Common Stock. TriSalus Warrants that are out-of-the-money will be canceled for no consideration. Upon closing of the Business Combination, all shares of TriSalus Common Stock, including all shares of preferred stock converted as described above, will convert into shares of MTAC common stock at a conversion ratio equal to the $220,000 consideration stipulated in the Business Combination Agreement divided by the total shares of TriSalus Common Stock outstanding.

At the effective time, each outstanding option to purchase shares of TriSalus Common Stock under TriSalus’ equity incentive plans (each, a “TriSalus Option”), whether or not then vested and exercisable, will be assumed and converted into an option to purchase shares of MTAC common stock under similar terms and conditions.

As of December 31, 2022, we have deferred $2,719 of eligible expenses related to the registration and issuance of MTAC common stock in conjunction with the Business Combination. The deferral is recorded in other current assets in the accompanying consolidated balance sheet as of December 31, 2022.